Commitments and Contingencies - Schedule of Future Minimum Operating Lease Payments for Operating Facilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2020	$ 683
2021	703
2022	180
Total future minimum lease payments	$ 1,566